UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06540

Name of Fund:  BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

Quality Fund III, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 117.8%

Alabama — 1.0%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 06/01/19(a)	$3,605	$3,763,873
County of Tuscaloosa Board of Education, RB, Special Tax School Warrants, 5.00%, 02/01/43	2,485	2,779,547
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A, 5.00%, 12/01/47	2,835	3,100,951

		9,644,371
Alaska — 1.4%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	2,690	2,910,230
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC)(a):
6.00%, 09/01/19	6,450	6,796,494
6.00%, 09/01/19	3,700	3,898,764

		13,605,488
Arizona — 0.3%
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/27	3,075	3,197,662

California — 10.6%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	1,550	1,618,696
Sutter Health, Series B, 5.88%, 08/15/20(a)	3,200	3,485,408
California Health Facilities Financing Authority, Refunding RB:
Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	1,625	2,074,702
St. Joseph Health System, Series A, 5.00%, 07/01/37	2,965	3,288,541
California State University, RB, Systemwide, Series A, 5.50%, 05/01/19(a)	1,525	1,582,371
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series A, 5.00%, 04/01/42	4,030	4,368,883
St. Joseph Health System, Series E (AGM), 5.25%, 07/01/18(a)	4,000	4,023,560

Security	Par (000)	Value
California (continued)
City & County of San Francisco California Airports Commission, Refunding ARB, Series A, AMT, 5.00%, 05/01/42	$530	$593,075
City of Redding California Electric System Revenue, COP, Refunding Series A, (AGM):
5.00%, 06/01/18(a)	1,100	1,102,915
5.00%, 06/01/30	800	802,120
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/36	1,160	1,301,439
Series A, 5.00%, 03/01/37	1,275	1,428,395
Series A-1, 5.75%, 03/01/34	2,300	2,500,330
County of Sacramento California, ARB, Senior Series A, 5.00%, 07/01/18(a)	10,000	10,052,300
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(a)	1,830	2,033,624
Dublin Unified School District California, GO, CAB, Election of 2004, Series D, 0.00%, 08/01/34(b)	5,000	1,895,250
Grossmont California Union High School District, GO, CAB, Election of 2004, 0.00%, 08/01/31(b)	5,110	3,243,879
Long Beach Unified School District, GO, CAB, Election of 2008, Series B, 0.00%, 08/01/34(b)	5,000	2,734,100
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 08/01/43(c)	3,975	3,176,065
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 08/01/38(b)	7,620	3,224,784
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 08/01/33	2,500	2,520,650
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B(b):
0.00%, 08/01/35	7,820	4,057,876
0.00%, 08/01/36	10,000	4,951,000
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C(b):
0.00%, 08/01/37	8,000	3,825,520
0.00%, 08/01/38	12,940	5,896,240

1

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
San Diego California Unified School District, GO, CAB, Election of 2008, Series G(b):
0.00%, 07/01/34	$1,860	$876,748
0.00%, 07/01/35	1,970	873,065
0.00%, 07/01/36	2,960	1,233,432
0.00%, 07/01/37	1,975	774,062
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 07/01/31(b)	3,485	2,210,048
San Marcos Unified School District, GO, Election of 2010, Series A(a):
5.00%, 08/01/21	1,800	1,974,258
5.00%, 08/01/21	1,600	1,754,896
State of California, GO, Refunding, Various Purposes:
5.00%, 09/01/41	2,700	2,933,253
5.00%, 10/01/41	2,555	2,782,829
State of California, GO, Series 2007-2 (NPFGC), 5.50%, 04/01/30	10	10,030
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.00%, 11/01/38	5,040	5,604,026
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 0.00%, 08/01/36(b)	6,545	3,099,843

		99,908,213
Colorado — 0.8%
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/36	1,500	1,654,965
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	5,655	6,142,461

		7,797,426
Florida — 16.4%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/47	3,915	4,566,260
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	4,535	4,880,340
County of Broward Florida Airport System Revenue, RB, Series A , AMT, 5.00%, 10/01/40	3,000	3,293,580
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 07/01/18(a)	13,100	13,174,670
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18(a)	2,250	2,282,670

Security	Par (000)	Value
Florida (continued)
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt Obligated Group:
6.00%, 11/15/19(a)	$5	$5,308
6.00%, 11/15/37	1,745	1,859,385
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	2,600	2,835,768
5.38%, 10/01/32	3,440	3,714,959
County of Miami-Dade Florida, GO, Building Better Communities Program(a):
Series B, 6.38%, 07/01/18	6,000	6,045,180
Series B-1, 5.75%, 07/01/18	3,700	3,724,420
County of Miami-Dade Florida, RB, Seaport:
Department, Series A, 6.00%, 10/01/38	5,695	6,518,269
Department, Series B, AMT, 6.25%, 10/01/38	1,165	1,347,824
Department, Series B, AMT, 6.00%, 10/01/42	1,865	2,132,590
Series B, AMT, 6.00%, 10/01/30	1,820	2,071,415
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series C (BHAC), 6.00%, 10/01/18(a)	20,095	20,444,251
County of Miami-Dade Florida Aviation, Refunding ARB, AMT:
5.00%, 10/01/34	530	585,878
Miami International Airport, Series A (AGM), 5.50%, 10/01/18(a)	19,020	19,299,594
County of Miami-Dade Florida Aviation, Refunding RB, Series B, AMT, 5.00%, 10/01/40	6,500	7,231,965
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	14,360	15,764,695
County of Miami-Dade Florida Health Facilities Authority, Refunding RB, Nicklaus Children’s Hospital Project, 5.00%, 08/01/42	1,675	1,851,026
County of Miami-Dade Florida Transit System, RB, Surtax (AGM), 5.00%, 07/01/18(a)	2,800	2,815,064
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	1,550	1,685,145
5.00%, 08/01/47	4,590	4,976,340

2

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21(a)	$50	$54,631
5.00%, 10/01/31	3,050	3,318,827
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 07/01/39	5,135	5,321,965
Greater Orlando Aviation Authority, ARB, Priority Sub-Series A, AMT, 5.00%, 10/01/42	4,760	5,308,067
JEA Electric System Revenue, Refunding RB, Series B, 4.00%, 10/01/37	4,000	4,129,920
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida Obligated Group, 5.00%, 08/15/42	2,965	3,307,398

		154,547,404
Georgia — 0.4%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 08/15/54	1,405	1,604,327
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	395	430,135
5.00%, 04/01/44	1,775	1,907,220

		3,941,682
Hawaii — 1.5%
State of Hawaii Department of Budget & Finance, Refunding RB, Hawaiian Electric Co., Inc. AMT, 4.00%, 03/01/37	10,275	10,227,735
State of Hawaii Department of Transportation, COP, AMT:
5.00%, 08/01/27	2,000	2,178,580
5.00%, 08/01/28	1,775	1,927,224

		14,333,539

Security	Par (000)	Value
Illinois — 13.0%
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, AMT, Series B, 5.00%, 01/01/31	$2,425	$2,567,784
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/34	3,035	3,286,389
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(a)	7,555	8,261,393
3rd Lien, Series A, 5.75%, 01/01/39	1,445	1,566,409
Senior Lien, Series D, 5.25%, 01/01/42	8,285	9,373,318
Senior Lien, Series D, AMT, 5.00%, 01/01/42	2,865	3,116,633
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	1,620	1,733,724
Cook County Community College District No. 508, GO, City College of Chicago, 5.13%, 12/01/38	3,250	3,354,000
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	615	645,744
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 08/15/34	8,700	9,571,827
Illinois Finance Authority, Refunding RB:
Northwestern Memorial Hospital, Series A, 6.00%, 08/15/19(a)	5,250	5,526,833
Silver Cross Hospital & Medical Centers, Series C, 5.00%, 08/15/44	985	1,037,116
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/42	6,940	7,768,844
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC)(b):
0.00%, 12/15/26	8,500	5,841,115
0.00%, 06/15/32	14,000	7,265,440
0.00%, 12/15/33	20,000	9,592,200
0.00%, 12/15/34	41,880	18,885,367

3

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 06/15/44(b)	$9,430	$2,745,827
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(a)	1,700	1,895,126
Regional Transportation Authority, RB, Series C (NPFGC), 7.75%, 06/01/20	385	408,997
State of Illinois, GO:
5.25%, 07/01/29	3,160	3,259,098
5.25%, 02/01/33	5,860	5,996,538
5.50%, 07/01/33	2,235	2,311,839
5.25%, 02/01/34	5,360	5,479,474
5.50%, 07/01/38	1,200	1,235,172

		122,726,207
Indiana — 2.8%
City of Indianapolis Indiana, Refunding RB, Series B (AGC), 5.25%, 08/15/18(a)	5,000	5,050,400
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	2,900	3,162,334
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	1,400	1,490,860
Indiana Municipal Power Agency, RB, Series B, 6.00%, 01/01/19(a)	5,000	5,136,450
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 01/01/19(a)	565	579,876
5.75%, 01/01/38	2,335	2,391,297
(AGC), 5.25%, 01/01/19(a)	265	271,106
(AGC), 5.50%, 01/01/19(a)	830	850,493
(AGC), 5.25%, 01/01/29	1,085	1,109,055
(AGC), 5.50%, 01/01/38	3,420	3,496,847
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	2,425	2,588,275

		26,126,993
Iowa — 2.3%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 08/15/19(a)	12,650	13,240,502
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	2,015	2,106,582
5.70%, 12/01/27	2,010	2,091,586
5.75%, 12/01/28	1,065	1,108,207

Security	Par (000)	Value
Iowa (continued)
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT (continued):
5.80%, 12/01/29	$1,360	$1,414,005
5.85%, 12/01/30	1,415	1,472,067

		21,432,949
Kentucky — 2.0%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 01/01/40	1,000	1,070,210
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.60%, 07/01/39(c)	8,225	7,586,905
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC):
5.25%, 02/01/19(a)	5,315	5,450,320
5.25%, 02/01/19(a)	685	702,440
5.25%, 02/01/19(a)	3,545	3,635,256
5.25%, 02/01/28	455	466,311

		18,911,442
Louisiana — 2.1%
City of New Orleans Louisiana Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	4,825	5,212,930
City of Shreveport Louisiana Water & Sewer Revenue, RB, Series A (AGM), 5.00%, 12/01/41	1,645	1,837,235
Jefferson Sales Tax District, RB, Series B (AGM):
5.00%, 12/01/34	670	760,530
5.00%, 12/01/35	895	1,014,357
5.00%, 12/01/36	805	910,246
5.00%, 12/01/37	1,005	1,136,394
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 02/01/44	8,155	8,897,268

		19,768,960
Massachusetts — 1.8%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	5,950	6,413,386

4

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/43	$320	$345,747
Massachusetts HFA, RB, M/F Housing, Series B, 7.00%, 12/01/38	3,150	3,204,999
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.45%, 12/01/42	2,235	2,309,470
Series C, 5.35%, 12/01/42	1,230	1,252,239
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	3,495	3,841,739

		17,367,580
Michigan — 5.7%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM), 6.25%, 07/01/19(a)	1,075	1,128,288
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	3,185	3,486,014
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 3.25%, 11/15/42	2,505	2,153,073
Hospital; Trinity Health Credit Group, 5.00%, 12/01/39	16,040	17,364,904
Trinity Health Credit Group, 5.00%, 12/01/21(a)	60	65,775
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	1,330	1,440,895
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/18(a)	1,890	1,927,214
Series I, 6.25%, 10/15/18(a)	1,130	1,152,250
Series I, 6.25%, 10/15/38	105	107,057
Series I (AGC), 5.25%, 10/15/24	1,750	1,832,057
Series I (AGC), 5.25%, 10/15/25	3,250	3,401,905
Series I-A, 5.38%, 10/15/36	2,075	2,285,592
Series I-A, 5.38%, 10/15/41	1,900	2,081,583
Series II-A (AGM), 5.25%, 10/15/36	8,040	8,822,855
Wayne County Airport Authority, Refunding RB, AMT (AGC), 5.38%, 12/01/32	5,000	5,086,900

Security	Par (000)	Value
Michigan (continued)
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	$1,080	$1,196,381

		53,532,743
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18(a)	845	866,226
6.50%, 11/15/38	4,655	4,770,910

		5,637,136
Missouri — 0.6%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series C, 5.00%, 11/15/42	5,000	5,582,100

Nebraska — 0.8%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	6,825	7,499,310

Nevada — 2.2%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(a)	2,250	2,334,397
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 07/01/42	2,000	2,100,080
(AGM), 5.25%, 07/01/39	5,170	5,431,292
County of Clark Nevada, GOL, Stadium Improvement, 5.00%, 06/01/43	9,730	11,093,562

		20,959,331
New Jersey — 9.5%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	4,920	5,360,980
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 01/01/34	1,930	2,100,130
School Facilities Construction Bonds, Series DDD, 5.00%, 06/15/42	590	625,884
Series WW, 5.25%, 06/15/33	445	478,860
Series WW, 5.00%, 06/15/34	570	601,014
Series WW, 5.00%, 06/15/36	2,635	2,775,050
Series WW, 5.25%, 06/15/40	1,025	1,093,183

5

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey EDA, Refunding RB, School Facilities Construction:
Series N-1 (AMBAC), 5.50%, 09/01/24	$6,325	$7,175,649
Series N-1 (NPFGC), 5.50%, 09/01/28	1,685	1,957,498
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	750	802,913
5.50%, 12/01/26	1,085	1,151,771
5.75%, 12/01/28	120	128,633
5.88%, 12/01/33	6,895	7,438,947
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	2,645	2,722,260
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35(b)	18,525	7,962,786
CAB, Transportation System, Series C (AGC) (AMBAC), 0.00%, 12/15/25(b)	8,550	6,442,083
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/28	4,205	4,641,016
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/29	2,145	2,351,542
Transportation Program, Series AA, 5.25%, 06/15/33	4,150	4,399,622
Transportation Program, Series AA, 5.00%, 06/15/38	3,990	4,171,465
Transportation System, Series A, 5.50%, 06/15/41	2,980	3,108,825
Transportation System, Series A (NPFGC), 5.75%, 06/15/25	4,000	4,652,960
Transportation System, Series AA, 5.50%, 06/15/39	5,625	6,009,131
Transportation System, Series B, 5.50%, 06/15/31	1,000	1,059,180
Transportation System, Series B, 5.00%, 06/15/42	2,575	2,648,182
Transportation System, Series D, 5.00%, 06/15/32	1,825	1,936,672
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/46	4,000	4,318,680
5.25%, 06/01/46	1,035	1,149,502

		89,264,418

Security	Par (000)	Value
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	$1,040	$1,147,442

New York — 4.6%
City of New York New York Transitional Finance Authority, RB:
Fiscal 2009, Series S-4, 5.50%, 01/15/34	7,250	7,437,340
Future Tax Secured Fiscal, Sub-Series E-1, 5.00%, 02/01/37	3,595	4,091,038
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	4,150	4,583,136
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(a)	1,190	1,309,964
5.75%, 02/15/47	730	789,334
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/37	11,500	12,934,855
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	8,300	8,974,292
State of New York Dormitory Authority, ERB, Series B, 5.25%, 03/15/19(a)	3,250	3,347,370

		43,467,329
Ohio — 3.5%
American Municipal Power, Inc., RB, Combined Hydroelectric Projects, Series A, 5.00%, 02/15/41	2,000	2,202,820
American Municipal Power, Inc., Refunding RB, Combined Hydroelectric Projects, Series A, 5.00%, 02/15/38	2,035	2,253,050
County of Franklin Ohio, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	6,930	7,755,363
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(a)	3,000	3,433,230

6

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Ohio (continued)
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D-2, 5.45%, 10/01/38	$11,135	$12,112,542
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/32	1,950	2,158,845
5.25%, 02/15/33	2,730	3,015,940

		32,931,790
Oregon — 0.6%
Clackamas Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 06/15/38(c)	425	434,137
Counties of Washington & Multnomah Oregon School District No. 48J Beaverton, GO, Convertible CAB, Series D, 5.00%, 06/15/36(c)	2,340	2,641,134
County of Clackamas Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 06/15/39(c)	395	402,845
County of Clackamas Oregon Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 06/15/40(c)	420	427,657
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(b)	2,800	1,209,068

		5,114,841
Pennsylvania — 8.8%
Commonwealth Financing Authority, RB:
Series B, 5.00%, 06/01/42	3,305	3,529,476
Tobacco Master Settlement Payment, 5.00%, 06/01/34	2,180	2,422,394
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	6,805	7,284,276
PA Bridges Finco LP, 5.00%, 12/31/38	5,850	6,300,041
PA Bridges Finco LP, AMT, 5.00%, 12/31/34	7,115	7,724,542
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	12,945	13,067,719
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	8,075	8,916,253

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	$1,775	$1,941,140
Series A-1, 5.00%, 12/01/41	2,320	2,556,176
Series B, 5.00%, 12/01/40	920	1,013,739
Series C, 5.50%, 12/01/23(a)	1,565	1,816,949
Sub-Series B-1, 5.00%, 06/01/42	7,330	7,999,962
Sub-Series C (AGC), 6.25%, 06/01/18(a)	5,695	5,715,274
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(a)	2,575	2,827,273
Pennsylvania Turnpike Commission, Refunding RB:
Motor Licensed Fund Enhancement, Second Series, 5.00%, 12/01/41	3,940	4,349,878
Motor Licensed Fund Enhancement, Third Series, 4.00%, 12/01/38	3,500	3,538,850
Series A-1, 5.00%, 12/01/40	2,165	2,379,876

		83,383,818
Rhode Island — 1.8%
Rhode Island Commerce Corp., RB, Airport Corp., Series D, 5.00%, 07/01/41	520	570,685
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/42	5,515	5,601,089
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	3,000	3,030,720
5.00%, 06/01/50	7,465	7,647,967

		16,850,461
South Carolina — 4.0%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 08/01/21(a)	3,600	4,071,528
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	6,530	7,213,430
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	9,350	10,205,431
Series E, 5.50%, 12/01/53	2,025	2,208,262
State of South Carolina Public Service Authority, Refunding RB, Series B:
Santee Cooper, 5.00%, 12/01/38	5,870	6,254,485
(AGM), 5.00%, 12/01/56	7,155	7,740,351

		37,693,487

7

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas — 14.9%
City of Houston Texas Combined Utility System Revenue, Refunding RB, 1st Lien:
Series B, 5.00%, 11/15/36	$7,110	$8,093,455
Combined Series A (AGC), 5.38%, 05/15/19(a)	3,460	3,582,761
Combined Series A (AGC), 6.00%, 05/15/19(a)	5,400	5,626,044
Combined Series A (AGC), 6.00%, 11/15/35	300	312,873
Combined Series A (AGC), 5.38%, 11/15/38	190	196,523
City of San Antonio Texas Electric & Gas Revenue, Refunding RB, 5.00%, 02/01/42	7,450	8,429,302
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	1,450	1,574,686
County of Bexar Texas, GO, Refunding, 5.00%, 06/15/43	3,335	3,738,335
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(b)	5,810	2,700,546
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	2,095	2,312,838
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT, 5.00%, 11/01/38	10,980	11,722,797
Dallas-Fort Worth International Airport, Refunding ARB, Series F:
5.25%, 11/01/33	2,745	3,091,419
5.00%, 11/01/35	5,000	5,264,750
Grand Parkway Transportation Corp., RB, Convertible CAB, Series B, 5.80%, 10/01/46(c)	5,815	5,313,224
Grand Prairie ISD, GO, Refunding, CAB, 0.00%, 08/15/18(a)(b)	10,000	5,106,300
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(b)	9,685	3,965,523

Security	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 09/01/31(a)(b)	$24,100	$6,508,446
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A, 6.00%, 01/01/19(a)	5,100	5,239,179
1st Tier System, Series A, 6.00%, 01/01/28	1,175	1,205,092
1st Tier-Series A, 5.00%, 01/01/43	7,000	7,878,780
2nd Tier-Series B, 5.00%, 01/01/43	9,470	10,523,253
Series A, 5.00%, 01/01/39	5,065	5,643,626
Series B, 5.00%, 01/01/40	1,710	1,847,689
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing & Expansion Project, CAB(b):
0.00%, 09/15/35	680	309,597
0.00%, 09/15/36	12,195	5,232,021
0.00%, 09/15/37	8,730	3,522,992
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	1,665	1,803,112
5.00%, 12/15/32	3,930	4,247,190
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/45	3,630	3,919,601
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 08/15/41	11,345	12,198,711

		141,110,665
Utah — 0.4%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/42	3,490	3,888,523

Washington — 2.3%
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	2,830	3,051,674
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 08/15/44	1,000	1,091,190
Providence Health & Services, Series A, 5.25%, 10/01/39	2,725	2,864,656

8

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series D, 6.38%, 10/01/36	$5,400	$5,490,396
Multicare Health System, Series B, 4.00%, 08/15/41	9,000	9,138,150

		21,636,066
Wisconsin — 1.0%
Public Finance Authority, RB, KU Campus Development Corp., Central District Development Project, 5.00%, 03/01/46	560	611,061
State of Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	3,745	3,905,960
Marshfield Clinic Health System, Inc. Series C, 4.00%, 02/15/42	5,000	4,939,250

		9,456,271

Total Municipal Bonds — 117.8% (Cost — $1,056,296,376)		1,112,465,647

Municipal Bonds Transferred to Tender Option Bond Trusts(d)
Arizona — 1.1%
Arizona School Facilities Board, COP, (AGC), 5.13%, 09/01/18(a)(e)	10,000	10,111,150

California — 5.3%
California State University, RB, Systemwide, Series A (AGM)(e):
5.00%, 05/01/18(a)	199	199,126
5.00%, 11/01/33	5	5,211
City of Riverside California Electric Revenue, RB, Issue D (AGM), 5.00%, 10/01/38	20,000	20,244,750
County of San Diego California Water Authority Financing Corp., COP, Refunding Series A (AGM)(a):
5.00%, 05/01/18	1,554	1,554,483
5.00%, 05/01/18	7,816	7,815,517
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(e)	7,074	8,393,064
Los Angeles Community College District California, GO, Refunding, Go, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(a)	5,248	5,521,299

Security	Par (000)	Value
California (continued)
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(a)	$1,047	$1,091,445
State of California, GO, Refunding Various Purpose, 5.25%, 10/01/39	3,000	3,460,830
University of California, RB, Series O, 5.75%, 05/15/19(a)	2,205	2,294,484

		50,580,209
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(e)	2,469	2,547,533

Connecticut — 0.5%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	3,932	4,369,816

District of Columbia — 1.5%
District of Columbia, RB, Series A, 5.50%, 12/01/30(e)	2,594	2,736,736
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/18(a)(e)	4,277	4,350,154
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	6,880	7,488,742

		14,575,632
Florida — 6.4%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	8,760	9,641,869
City of Miami Beach Florida Stormwater Revenue, Refunding RB, 5.00%, 09/01/41	10,000	11,329,495
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	4,840	5,222,626
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(a)	11,701	12,517,406
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19(a)	12,013	12,548,364
County of Pinellas Florida School Board, COP, Master Lease Program, Series A, 5.00%, 07/01/41	7,880	8,819,139

		60,078,899

9

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois — 4.5%
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(a)(e)	$3,499	$3,628,306
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 07/01/18(a)	10,000	10,073,250
State of Illinois Toll Highway Authority, RB:
Senior, Series C, 5.00%, 01/01/36	10,000	11,005,066
Series A, 5.00%, 01/01/38	5,836	6,355,050
Series A, 5.00%, 01/01/40	7,621	8,395,409
Series B, 5.00%, 01/01/40	2,939	3,259,595

		42,716,676
Kansas — 1.7%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	13,470	15,917,258

Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	4,204	4,633,524

Michigan — 0.9%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	5,591	6,101,490
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	2,410	2,674,546

		8,776,036
Nevada — 1.7%
County of Clark Nevada Water Reclamation District, GO, Series B(a):
5.50%, 07/01/19	510	530,620
5.75%, 07/01/19	4,813	5,023,114
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	9,840	11,032,583

		16,586,317
New Jersey — 2.1%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	2,320	2,614,866

Security	Par (000)	Value
New Jersey (continued)
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	$10,000	$11,767,900
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(e)	4,961	5,158,813

		19,541,579
New York — 8.8%
City of New York New York Water & Sewer System, Refunding RB:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	15,521	17,033,165
Series DD, 5.00%, 06/15/35	4,740	5,288,260
Water & Sewer System, 2nd General Resolution, Series DD, 5.00%, 06/15/18(a)	2,586	2,592,681
Water & Sewer System, 2nd General Resolution, Series DD, 5.00%, 06/15/37	14,981	15,020,638
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	9,850	11,103,265
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	4,280	4,821,453
New York State Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 03/15/43	14,280	15,659,912
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	6,402	7,293,344
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34(e)	4,500	4,584,307

		83,397,025

10

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 01/01/34	$1,520	$1,556,571

Pennsylvania — 0.3%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	2,560	2,834,445

Texas — 3.5%
Aldine Independent School District, GO, Refunding(PSF-GTD), 5.00%, 02/15/42	9,701	11,012,914
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	1,798	1,959,629
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	9,840	10,975,634
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37(e)	8,868	9,460,982

		33,409,159
Virginia — 0.4%
University of Virginia, Refunding RB, General, 5.00%, 06/01/18(a)	3,944	3,954,421

Washington — 2.5%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	11,740	13,916,359
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	8,205	9,473,302

		23,389,661

Security	Par (000)	Value
Wisconsin — 2.7%
State of Wisconsin, Refunding RB, Series A, 6.00%, 05/01/19(a)	$14,780	$15,382,137
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 04/01/42	2,490	2,643,758
Series C, 5.25%, 04/01/19(a)(e)	7,459	7,689,364

		25,715,259

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 44.9% (Cost — $418,439,355)		424,691,170

Total Long-Term Investments — 162.7% (Cost — $1,474,735,731)		1,537,156,817

	Shares
Short-Term Securities — 1.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.48%(f)(g)	13,100,247	13,100,247

Total Short-Term Securities — 1.4% (Cost — $13,100,247)		13,100,247

Total Investments — 164.1% (Cost — $1,487,835,978)		1,550,257,064
Other Assets Less Liabilities — 0.8%		7,274,462
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (27.2)%		(257,132,738)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (37.7)%		(355,937,872)

Net Assets Applicable to Common Shares — 100.0%		$944,460,916

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 15, 2018 to January 1, 2026, is $36,938,746.
(f)	Annualized 7-day yield as of period end.
(g)	During the period ended April 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

11

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Affiliated	Shares Held at 07/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	10,345,820	2,754,427	13,100,247	$13,100,247	$123,808	$(1,200)	$(2,542)

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	181	06/20/18	$21,652	$149,034
Long U.S. Treasury Bond	322	06/20/18	46,318	(17,370)
5-Year U.S. Treasury Note	47	06/29/18	5,335	26,441

				$158,105

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HFA	Housing Finance Agency
ISD	Independent School District
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds

12

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report

As of April 30, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,537,156,817		$—	$1,537,156,817
Short-Term Securities	13,100,247	—		—	13,100,247

	$13,100,247	$1,537,156,817	$		$1,550,257,064

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$175,475	$—		$—	$175,475
Liabilities:
Interest rate contracts	(17,370)	—		—	(17,370)

	$158,105	$—		$—	$158,105

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

13

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield Quality Fund III, Inc. (MYI)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(256,136,325)	$—	$(256,136,325)
VRDP Shares at Liquidation Value	—	(356,400,000)	—	(356,400,000)

	$—	$(612,536,325)	$—	$(612,536,325)

During the period ended April 30, 2018, there were no transfers between levels.

14

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund III, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: June 18, 2018